Shareholder Report, Line Graph (Details) - USD ($)																	1 Months Ended				2 Months Ended			3 Months Ended				4 Months Ended		5 Months Ended						6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended		12 Months Ended			13 Months Ended	14 Months Ended	15 Months Ended			17 Months Ended					23 Months Ended	24 Months Ended	27 Months Ended		29 Months Ended					35 Months Ended	36 Months Ended	39 Months Ended		41 Months Ended			47 Months Ended	48 Months Ended	51 Months Ended		53 Months Ended			59 Months Ended	60 Months Ended	63 Months Ended		65 Months Ended			72 Months Ended	75 Months Ended		77 Months Ended		84 Months Ended	87 Months Ended		89 Months Ended		96 Months Ended	99 Months Ended	101 Months Ended	108 Months Ended	113 Months Ended	120 Months Ended
		Oct. 28, 2025	Sep. 30, 2025	Sep. 23, 2025	Jul. 31, 2025	Jul. 22, 2025	Sep. 09, 2024	Jul. 10, 2023	Jun. 20, 2023	Jan. 12, 2021	Jun. 22, 2020	Aug. 24, 2018	Jul. 13, 2018	Sep. 11, 2017	Jul. 11, 2016	Nov. 30, 2015	Nov. 30, 2025	Oct. 31, 2025	Aug. 31, 2025	Sep. 30, 2024	Nov. 30, 2025	Sep. 30, 2025	Oct. 31, 2024	Oct. 31, 2025	Nov. 30, 2024	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2025	Dec. 31, 2024	Jan. 31, 2025	Nov. 30, 2023	Nov. 30, 2023	Nov. 30, 2020	Nov. 30, 2018	Nov. 30, 2016	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Nov. 30, 2021	Nov. 30, 2025	Aug. 31, 2025	Nov. 30, 2016	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2021	Nov. 30, 2019	Nov. 30, 2017	Nov. 30, 2022	Nov. 30, 2017	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2022	Nov. 30, 2020	Nov. 30, 2018	Nov. 30, 2023	Nov. 30, 2018	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2023	Nov. 30, 2021	Nov. 30, 2019	Nov. 30, 2024	Nov. 30, 2019	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2024	Nov. 30, 2022	Nov. 30, 2020	Nov. 30, 2025	Nov. 30, 2020	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2025	Nov. 30, 2023	Nov. 30, 2021	Nov. 30, 2021	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2022	Nov. 30, 2022	Nov. 30, 2025	Nov. 30, 2024	Nov. 30, 2025	Nov. 30, 2023	Nov. 30, 2023	Nov. 30, 2025	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2025	Nov. 30, 2025
C000102168
Account Value [Line Items]
Line Graph and Table Measure Name																																											Global X MLP ETF
Accumulated Value																$ 10,000																													$ 11,534												$ 10,397									$ 10,219							$ 9,550							$ 6,636						$ 9,124					$ 12,563					$ 14,547			$ 17,862		$ 18,023
C000124409
Account Value [Line Items]
Line Graph and Table Measure Name																																											Global X MLP & Energy Infrastructure ETF
Accumulated Value																10,000																													11,545												10,540									10,494							10,248							8,881						12,402					16,279					17,812			26,753		26,578
C000156499
Account Value [Line Items]
Line Graph and Table Measure Name																																											Global X Alternative Income ETF
Accumulated Value																10,000																													11,104												12,574									12,812							14,079							12,230						14,985					13,990					14,551			17,222		18,562
C000170551
Account Value [Line Items]
Line Graph and Table Measure Name																																											Global X Conscious Companies ETF
Accumulated Value															$ 10,000																				$ 10,464																				$ 12,865									$ 13,914							$ 16,050							$ 18,621							$ 23,433					$ 21,219					$ 23,139			$ 29,788		$ 32,660
C000191734
Account Value [Line Items]
Line Graph and Table Measure Name																																											Global X U.S. Preferred ETF
Accumulated Value														$ 10,000													$ 10,075																							$ 9,801									$ 11,198									$ 12,108							$ 12,667							$ 10,916						$ 10,861					$ 12,403				$ 12,215
C000201047
Account Value [Line Items]
Line Graph and Table Measure Name																																											Global X S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Quality Dividend ETF
Accumulated Value													$ 10,000																					$ 9,928																				$ 11,021									$ 10,859							$ 13,732							$ 15,139							$ 14,577					$ 18,031					$ 17,524
C000203262
Account Value [Line Items]
Line Graph and Table Measure Name																																											Global X Adaptive U.S. Factor ETF
Accumulated Value												$ 10,000														$ 9,842																							$ 10,853									$ 10,867									$ 13,368							$ 14,786							$ 16,136						$ 21,625					$ 22,881
C000219547
Account Value [Line Items]
Line Graph and Table Measure Name																																											Global X Variable Rate Preferred ETF
Accumulated Value											$ 10,000																						$ 11,059																				$ 11,788									$ 10,798							$ 11,340							$ 12,847							$ 12,867
C000224228
Account Value [Line Items]
Line Graph and Table Measure Name																																											Global X Adaptive U.S. Risk Management ETF
Accumulated Value										$ 10,000																																$ 12,013														$ 11,500									$ 11,835							$ 15,147							$ 16,084
C000243154
Account Value [Line Items]
Line Graph and Table Measure Name																																											Global X 1-3 Month T-Bill ETF
Accumulated Value									$ 10,000																						$ 10,236																					$ 10,786									$ 11,250
C000243084
Account Value [Line Items]
Line Graph and Table Measure Name																																											Global X U.S. Cash Flow Kings 100 ETF
Accumulated Value								$ 10,000																								$ 10,646																			$ 13,509									$ 14,486
C000252057
Account Value [Line Items]
Line Graph and Table Measure Name																																											Global X Short-Term Treasury Ladder ETF
Accumulated Value							$ 10,000													$ 10,030			$ 10,002		$ 10,032				$ 10,070	$ 10,105						$ 10,150	$ 10,196	$ 10,278	$ 10,258	$ 10,315	$ 10,315			$ 10,391		$ 10,430	$ 10,462	$ 10,503
C000252058
Account Value [Line Items]
Line Graph and Table Measure Name																																											Global X Intermediate-Term Treasury Ladder ETF
Accumulated Value							10,000													9,974			9,730		9,802				9,682	9,726						9,917	9,962	10,098	10,006	10,132	10,089			10,240		10,277	10,331	10,418
C000252059
Account Value [Line Items]
Line Graph and Table Measure Name																																											Global X Long-Term Treasury Ladder ETF
Accumulated Value							10,000													9,852			9,376		9,534				9,071	9,103						9,511	9,445	9,410	9,160	9,382	9,303			9,345		9,607	9,723	9,773
C000261989
Account Value [Line Items]
Line Graph and Table Measure Name																																											Global X PureCap℠ MSCI Communication Services ETF
Accumulated Value					$ 10,245	$ 10,000													$ 10,590			$ 11,176		$ 11,368				$ 12,055
C000261988
Account Value [Line Items]
Line Graph and Table Measure Name																																											Global X PureCap℠ MSCI Consumer Discretionary ETF
Accumulated Value					9,904	10,000													10,236			10,543		10,754				10,495
C000261991
Account Value [Line Items]
Line Graph and Table Measure Name																																											Global X PureCap℠ MSCI Consumer Staples ETF
Accumulated Value					9,808	10,000													9,960			9,800		9,575				9,964
C000261992
Account Value [Line Items]
Line Graph and Table Measure Name																																											Global X PureCap℠ MSCI Energy ETF
Accumulated Value					10,216	10,000													10,576			10,516		10,372				10,612
C000261990
Account Value [Line Items]
Line Graph and Table Measure Name																																											Global X PureCap℠ MSCI Information Technology ETF
Accumulated Value					10,232	10,000													10,268			11,020		11,714				11,170
C000263398
Account Value [Line Items]
Line Graph and Table Measure Name																																											Global X U.S. 500 ETF
Accumulated Value			$ 10,041	$ 10,000														$ 10,276			$ 10,281
C000264716
Account Value [Line Items]
Line Graph and Table Measure Name																																											Global X U.S. Natural Gas ETF
Accumulated Value		$ 10,000															$ 10,999
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]																																										S&P 500 Index (USD) (TR)
Accumulated Value																10,000																													10,806												13,277									14,111							16,384							19,244						24,617					22,350					25,443			34,066		39,175
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]																																										S&P 500 Index (USD) (TR)
Accumulated Value																10,000																													10,806												13,277									14,111							16,384							19,244						24,617					22,350					25,443			34,066		39,175
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]																																										S&P 500 Index (USD) (TR)
Accumulated Value																10,000																													10,806												13,277									14,111							16,384							19,244						24,617					22,350					25,443			34,066		39,175
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]																																										S&P 500 Index (USD) (TR)
Accumulated Value															10,000																				10,377																				12,750									13,550							15,733							18,479							23,639					21,462					24,432			32,712		37,619
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5]																																										S&P 500 Index (USD) (TR)
Accumulated Value														10,000													10,690																							11,360									13,191									15,493							19,819							17,994						20,484					27,426				31,540
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[6]																																										S&P 500 Index (USD) (TR)
Accumulated Value													10,000																					9,929																				11,528									13,540							17,321							15,726							17,902					23,969					27,565
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[7]																																										S&P 500 Index (USD) (TR)
Accumulated Value												10,000														9,654																							11,210									13,166									16,843							15,291							17,408						23,307					26,803
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[8]																																										S&P 500 Index (USD) (TR)
Accumulated Value											10,000																						11,701																				14,968									13,589							15,470							20,713							23,820
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[9]																																										S&P 500 Index (USD) (TR)
Accumulated Value										10,000																																12,166														11,045									12,574							16,835							19,361
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[10],[11]																																										Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value									10,000																						9,924																					10,606									11,210
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[12]																																										S&P 500 Index (USD) (TR)
Accumulated Value								10,000																								10,425																			13,959									16,052
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[13]																																										Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value							10,000													9,990			9,742		9,845				9,684	9,736						9,950	9,954	9,993	9,921	10,074	10,047			10,167		10,278	10,343	10,407
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[14]																																										Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value							10,000													9,990			9,742		9,845				9,684	9,736						9,950	9,954	9,993	9,921	10,074	10,047			10,167		10,278	10,343	10,407
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[15]																																										Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value							10,000													9,990			9,742		9,845				9,684	9,736						9,950	9,954	9,993	9,921	10,074	10,047			10,167		10,278	10,343	10,407
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[16]																																										S&P 500 Index (USD) (TR)
Accumulated Value					10,049	10,000													10,253			10,627		10,876				10,902
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[17]																																										S&P 500 Index (USD) (TR)
Accumulated Value					10,049	10,000													10,253			10,627		10,876				10,902
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[18]																																										S&P 500 Index (USD) (TR)
Accumulated Value					10,049	10,000													10,253			10,627		10,876				10,902
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[19]																																										S&P 500 Index (USD) (TR)
Accumulated Value					10,049	10,000													10,253			10,627		10,876				10,902
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[20]																																										S&P 500 Index (USD) (TR)
Accumulated Value					10,049	10,000													10,253			10,627		10,876				10,902
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[21]																																										S&P 500 Index (USD) (TR)
Accumulated Value			10,049	10,000														10,284			10,309
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[22]																																										S&P 500 Index (USD) (TR)
Accumulated Value		10,000															9,952
Solactive MLP Infrastructure Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]																																										Solactive MLP Infrastructure Index (USD) (TR)
Accumulated Value																10,000																													11,584												10,551									10,422							9,737							6,824						9,430					13,348					16,102			20,707		21,047
Solactive MLP & Energy Infrastructure Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]																																										Solactive MLP & Energy Infrastructure Index (USD) (TR)
Accumulated Value																10,000																													11,693												10,751									10,780							10,581							9,220						12,961					17,149					18,905			28,598		28,570
Indxx SuperDividend® Alternatives Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																																											Indxx SuperDividend<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Alternatives Index (USD)
Accumulated Value																$ 10,000																													$ 11,192												$ 12,775									$ 13,122							$ 14,500							$ 12,504						$ 15,357					$ 14,363					$ 14,952			$ 17,719		$ 19,107
Concinnity Conscious Companies Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]																																										Concinnity Conscious Companies Index (USD) (TR)
Accumulated Value															$ 10,000																				$ 10,478																				$ 12,941									$ 14,078							$ 16,317							$ 18,996							$ 24,018					$ 21,850					$ 23,929			$ 30,956		$ 34,084
ICE BofA Diversified Core U.S. Preferred Securities Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5],[23]																																										ICE BofA Diversified Core U.S. Preferred Securities Index (USD) (TR)
Accumulated Value														$ 10,000													$ 10,080																							$ 9,829									$ 11,258									$ 12,189							$ 12,779							$ 11,019						$ 10,984					$ 12,582				$ 12,421
S&P 500® Quality High Dividend Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[6]																																										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Quality High Dividend Index (USD) (TR)
Accumulated Value													$ 10,000																					$ 9,940																				$ 11,074									$ 10,945							$ 13,881							$ 15,342							$ 14,811					$ 18,368					$ 17,891
Adaptive Wealth Strategies® U.S. Factor Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[7]																																										Adaptive Wealth Strategies<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Factor Index (USD) (TR)
Accumulated Value												$ 10,000														$ 9,853																							$ 10,900									$ 10,946									$ 13,509							$ 14,985							$ 16,412						$ 22,078					$ 23,433
ICE U.S. Variable Rate Preferred Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name	[24]																																										ICE U.S. Variable Rate Preferred Securities Index
Accumulated Value											$ 10,000																						$ 11,075																				$ 11,837									$ 10,854							$ 11,417							$ 12,971							$ 13,067
Adaptive Wealth Strategies® U.S. Risk Management Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[9]																																										Adaptive Wealth Strategies<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Risk Management Index (USD) (TR)
Accumulated Value										$ 10,000																																$ 11,960														$ 11,493									$ 11,889							$ 15,294							$ 16,311
ICE BofA 0-3 Month US Treasury Bill Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[11]																																										ICE BofA 0-3 Month US Treasury Bill Index (USD) (TR)
Accumulated Value									10,000																						10,239																					10,791									11,258
Solactive 1-3 Month US T-Bill Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[11]																																										Solactive 1-3 Month US T-Bill Index (USD) (TR)
Accumulated Value									$ 10,000																						$ 10,241																					$ 10,794									$ 11,263
Global X U.S. Cash Flow Kings 100 Index (USD) (GR)
Account Value [Line Items]
Line Graph and Table Measure Name																																											Global X U.S. Cash Flow Kings 100 Index (USD) (GR)
Accumulated Value								$ 10,000																								$ 10,657																			$ 13,570									$ 14,614
FTSE US Treasury 1-3 Years Laddered Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[13],[25]																																										FTSE US Treasury 1-3 Years Laddered Bond Index (USD) (TR)
Accumulated Value							10,000													10,031			10,005		10,035				10,074	10,112						10,159	10,207	10,287	10,268	10,326	10,327			10,406		10,442	10,476	10,518
FTSE US Treasury 3-10 Years Laddered Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[14],[26]																																										FTSE US Treasury 3-10 Years Laddered Bond Index (USD) (TR)
Accumulated Value							10,000													9,983			9,735		9,804				9,688	9,743						9,934	9,983	10,104	10,010	10,140	10,095			10,252		10,286	10,342	10,430
FTSE US Treasury 10-30 Years Laddered Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[15],[27]																																										FTSE US Treasury 10-30 Years Laddered Bond Index (USD) (TR)
Accumulated Value							$ 10,000													$ 9,870			$ 9,379		$ 9,533				$ 9,069	$ 9,116						$ 9,558	$ 9,488	$ 9,405	$ 9,147	$ 9,371	$ 9,290			$ 9,340		$ 9,599	$ 9,719	$ 9,770
MSCI USA Communication Services Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[16]																																										MSCI USA Communication Services Index (USD) (TR)
Accumulated Value					10,246	10,000													10,593			11,192		11,384				12,075
MSCI USA Consumer Discretionary Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[17]																																										MSCI USA Consumer Discretionary Index (USD) (TR)
Accumulated Value					9,907	10,000													10,239			10,547		10,763				10,503
MSCI USA Consumer Staples Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[18]																																										MSCI USA Consumer Staples Index (USD) (TR)
Accumulated Value					9,806	10,000													9,961			9,806		9,580				9,971
MSCI USA Energy Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[19]																																										MSCI USA Energy Index (USD) (TR)
Accumulated Value					10,218	10,000													10,580			10,523		10,380				10,619
MSCI USA Information Technology Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[20]																																										MSCI USA Information Technology Index (USD) (TR)
Accumulated Value					$ 10,234	$ 10,000													$ 10,268			$ 11,025		$ 11,723				$ 11,182
Solactive GBS United States 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[21]																																										Solactive GBS United States 500 Index (USD) (TR)
Accumulated Value			$ 10,041	$ 10,000														$ 10,282			$ 10,286
Global X U.S. Natural Gas Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[28]																																										Global X U.S. Natural Gas Index (USD) (NR)
Accumulated Value		$ 10,000															$ 11,005

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[5]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[6]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[7]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[8]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[9]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[10]	As of November 2024, pursuant to new regulatory requirements, the Fund changed its broad-based securities market benchmark from the ICE BofA 0-3 Month US Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index (USD) to reflect that the Bloomberg U.S. Aggregate Bond Index (USD) is more broadly representative of the overall applicable securities market.
[11]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[12]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[13]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[14]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[15]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[16]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[17]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[18]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[19]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[20]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[21]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[22]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[23]	The ICE BofA Diversified Core U.S. Preferred Securities Index underwent changes to its methodology effective after the close of business on May 31, 2025.
[24]	The ICE U.S. Variable Rate Preferred Securities Index underwent changes to its methodology effective after the close of business on May 31, 2025.
[25]	FTSE – Financial Times Stock Exchange
[26]	FTSE – Financial Times Stock Exchange
[27]	FTSE – Financial Times Stock Exchange
[28]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).